State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF | State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	1.76%	9.40%